PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 79,089	$ 71,921	$ 65,120	$ 354
Impairment losses	$ 3,955